STOCKHOLDERS’ EQUITY	2 Months Ended	3 Months Ended
	Apr. 30, 2026	Jul. 31, 2026
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 5 – STOCKHOLDERS’ EQUITY

The Company is authorized to issue 65,000,000 shares of common stock, par value $0.001 per share, and 10,000,000 shares of preferred stock, par value $0.001 per share.

As of April 30, 2026, there were 10,233,990 shares of common stock issued and outstanding and no shares of preferred stock issued and outstanding.

Issuance of Common Stock

From February 24, 2026 through April 30, 2026, the Company issued an aggregate of 10,233,990 shares of common stock for gross cash proceeds of $133,414.

NOTE 5 — STOCKHOLDERS’ EQUITY

The Company is authorized to issue 65,000,000 shares of common stock, par value $0.001 per share, and 10,000,000 shares of preferred stock, par value $0.001 per share. As of July 31, 2026, 10,294,140 shares of common stock were issued and outstanding and no shares of preferred stock were issued and outstanding.

Reconciliation of April 30, 2026 Contributed Capital

At April 30, 2026, common stock and additional paid-in capital reflected aggregate contributed capital of $133,414. The contractual consideration associated with shares issued through April 30, 2026 totaled $133,399. Management’s reconciliation of the April 2026 subscription receipts identified an aggregate $15 of excess amounts remitted by subscribers in connection with the share subscriptions. The $15 did not result in the issuance of additional shares and was recorded as an additional capital contribution within additional paid-in capital.

On May 7, 2026, the Company received net proceeds of $5,997 from a subscription for 60,150 shares of common stock at a purchase price of $0.10 per share. The gross subscription amount was $6,015 and $18 was deducted as a banking/wire fee. The $18 represented a bank/wire charge deducted directly from the incoming subscription proceeds and was incurred solely in connection with the May 7, 2026 equity issuance. Accordingly, the Company treated the $18 as a direct and incremental equity issuance cost and charged it against additional paid-in capital.